INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax on profit - current tax
Current tax expense (income) for the year	$ 1,063	$ 694
Current tax adjustment in respect of prior years	9	(14)
Current tax	1,072	680
Tax on profit - deferred tax
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	478	144
Deferred tax adjustment in respect of prior years	(30)	37
Deferred tax	448	181
Tax expense related to continuing operations - current tax
Current foreign tax expense (income) and adjustments for current tax of prior periods	1,064	683
Current tax	1,072	680
Tax expense relating to continuing operations - deferred tax
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	4	0
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	444	181
Deferred tax	448	181
Income tax expense	1,520	861
Disclosure of major components of tax expense (income) [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	1,072	680
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	4	0
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	444	181
Deferred Tax Expense (Income) And Adjustments For Deferred Tax Of Prior Periods	448	181
Income tax expense	1,520	861
Current domestic tax expense (income) and adjustments for current tax of prior periods	8	(3)
Current foreign tax expense (income) and adjustments for current tax of prior periods	1,064	683
Current tax expense (income) for the year	1,063	694
Current tax adjustment in respect of prior years	9	(14)
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	478	144
Deferred tax adjustment in respect of prior years	(30)	37
Net currency translation losses on current and deferred tax balances	$ 52	$ 289